Unaudited Condensed Consolidated Interim Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operating activities
Net loss	$ (10,339)	$ (2,664)
Adjustments:
Depreciation and amortization	1,291	1,336
Changes in liability in respect of government grants	(2)	(2)
Revaluation of financial liabilities accounted at fair value	3,023	(7,316)
Issuance expenses recognized as finance expense		1,224
Financing expenses (income)	(17)	268
Loss from disposal and sale of fixed assets		17
Share-based payments	945	193
Profit loss	5,240	(4,280)
Changes in assets and liabilities:
Increase in inventory	(410)	(1,223)
Decrease (increase) in other receivables	67	(3)
Decrease in trade receivables	1,275	139
Increase in other payables	113	333
Decrease in trade payables	(172)	(599)
Changes in assets and liabilities	873	(1,353)
Net cash used in operating activities	(4,226)	(8,297)
Cash flow from investing activities
Increase in bank deposits	(9,800)
Increase in restricted deposits	(28)	(14)
Acquisition of property plant and equipment	(152)	(316)
Proceeds from sale of fixed assets	2
Net cash used in investing activities	(9,978)	(330)
Cash flow from financing activities
Proceeds from issuance of ordinary shares, warrants and rights to purchase, net	48,307	10,561
Lease payments	(528)	(534)
Proceeds from exercise of warrants and rights to purchase	2,200	282
Amounts recognized in respect of government grants liability, net	(107)	(96)
Net cash provided by financing activities	49,872	10,213
Increase in cash and cash equivalents	35,668	1,586
Cash and cash equivalents at beginning of the period	3,894	3,753
Effect of exchange rate fluctuations on cash	103	(49)
Cash and cash equivalents at end of period	39,665	5,290
Non-cash transactions:
Property plant and equipment acquired on credit	5	3
Conversion of warrants to equity not for cash	$ 2,953	$ 81